Interests in Jointly-Controlled Entities (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Particulars of Jointly-Controlled Entities

Particulars of the jointly-controlled entities are as follows:

Name	Place of incorporation/ registration	Percentage of ownership interest attributable to the Company	Principal activities
Lite Array Holdings Limited	British Virgin Islands	30	Investment holding

Dongguan Litewell (OLED) Technology Limited*	PRC	30	Research and development of OLED equipment

Litewell Technology (HK) Limited*	Hong Kong	30	Design and trading of OLED production equipment and trading of OLED products and corresponding materials

*	Wholly-owned subsidiaries of Lite Array Holdings Limited

Summarized Financial Information of Company's Jointly-Controlled Entities

The following table illustrates the summarized financial information of the Company’s jointly-controlled entities:

As of or for the years ended December 31*

	2012	2011
	US$	US$
Current assets	259,760	331,826
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	(703,124)	(553,065)

*	The financial year end date of Lite Array Holdings Limited